Labor and Social Obligations - Geekie Plan (Details) - Geekie plan - Stock options - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 01, 2022	Dec. 01, 2020
Labor and social obligations
Number of shares authorized			31,763
Exercise price	R$ 82.91
Amount paid to acquire shares issued to the beneficiaries through the share-based compensation plan		R$ 75,578